November 20, 2015

Keith O’Connell, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Retirement Funds, Inc. (“Registrant”)

  consisting of the following series:

   T. Rowe Price Target Retirement 2005 Fund—Advisor Class

   T. Rowe Price Target Retirement 2010 Fund—Advisor Class

   T. Rowe Price Target Retirement 2015 Fund—Advisor Class

   T. Rowe Price Target Retirement 2020 Fund—Advisor Class

   T. Rowe Price Target Retirement 2025 Fund—Advisor Class

   T. Rowe Price Target Retirement 2030 Fund—Advisor Class

   T. Rowe Price Target Retirement 2035 Fund—Advisor Class

   T. Rowe Price Target Retirement 2040 Fund—Advisor Class

   T. Rowe Price Target Retirement 2045 Fund—Advisor Class

   T. Rowe Price Target Retirement 2050 Fund—Advisor Class

   T. Rowe Price Target Retirement 2055 Fund—Advisor Class

   T. Rowe Price Target Retirement 2060 Fund—Advisor Class

 File Nos.: 333-92380/811-21149

Dear Mr. O’Connell:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing eXtensible Business Reporting Language (“XBRL”) exhibits related to the prospectus sticker filed under Rule 497 on November 16, 2015.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman